Provisions, income tax liabilities and other liabilities - Summary of Financial and Demographic Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Minimum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	0 years
Maximum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Minimum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Maximum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
France
Disclosure of defined benefit plans [line items]
General inflation rate	2.20%	2.50%	1.95%
Pension benefit indexation	2.20%	2.50%
Weighted average duration of defined benefit obligation	10 years	10 years	12 years
France | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	2.95%	3.55%	0.10%
Pension benefit indexation			1.95%
Retirement age	62 years	62 years	62 years
France | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	3.15%	3.75%	1.10%
Retirement age	67 years	67 years	67 years
Germany
Disclosure of defined benefit plans [line items]
General inflation rate	2.20%	2.50%	1.95%
Pension benefit indexation	2.20%	2.50%	1.95%
Retirement age	63 years	63 years	62 years
Weighted average duration of defined benefit obligation	12 years	12 years	16 years
Germany | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	2.95%	3.55%	0.10%
Germany | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	3.15%	3.75%	1.10%
US
Disclosure of defined benefit plans [line items]
Discount rate	4.75%	4.90%	2.70%
Weighted average duration of defined benefit obligation	11 years	11 years	15 years
US | Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	4.00%	3.29%	3.50%
Retirement age	55 years	55 years	55 years
US | Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	9.75%	6.56%	4.50%
Retirement age	70 years	70 years	70 years
UK
Disclosure of defined benefit plans [line items]
Discount rate	4.50%	4.75%	1.90%
General inflation rate	3.05%	3.25%	3.30%
Pension benefit indexation	2.90%	3.00%	3.15%
Weighted average duration of defined benefit obligation	13 years	13 years	17 years
UK | Bottom of range
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years	60 years
UK | Top of range
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years	65 years